Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Service revenues	$ 1,046.8	$ 1,049.2
Operating costs and expenses
Operating	652.4	673.0
Selling, general and administrative	110.4	115.6
Depreciation and amortization	194.8	206.7
Acquisition and development costs	1.3	0.1
Loss on disposal of assets and businesses disposed and asset impairments	17.8	1.1
Restructuring charges	0.0	3.6
Total operating costs and expenses	976.7	1,000.1
Operating income	70.1	49.1
Other income (expense)
Interest expense	(104.0)	(105.7)
Other, net	(4.7)	2.9
Total other expense	(108.7)	(102.8)
Loss from continuing operations before income taxes	(38.6)	(53.7)
Income tax benefit	(13.8)	(12.0)
Loss from continuing operations	(24.8)	(41.7)
Discontinued operations
Loss from discontinued operations	0.0	(0.7)
Income tax benefit	0.0	(1.0)
Discontinued operations, net	0.0	0.3
Net loss	$ (24.8)	$ (41.4)
Loss from continuing operations per share
Basic loss per share (in dollars per share)	$ (24,800)	$ (41,700)
Net loss attributable to common stockholders per share
Basic loss per share (in dollars per share)	$ (24,800)	$ (41,400)